Geographic and Significant Customer Information	12 Months Ended
Sep. 27, 2013
Segment Reporting [Abstract]
Geographic and Significant Customer Information

23. GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has one reportable operating segment which designs, develops, manufactures and markets semiconductors and modules. The determination of the number of reportable operating segments is based on the chief operating decision maker’s use of financial information for the purposes of assessing performance and making operating decisions. In evaluating financial performance and making operating decisions, the chief operating decision maker primarily uses consolidated net revenue, gross profit, and operating income (loss).

Information about the Company’s operations in different geographic regions, based upon customer locations, is presented below (in thousands):

	Fiscal Years
Revenue by Geographic Region	2013	2012	2011
United States	$189,708	$160,453	$166,176
International (1)	133,363	142,883	144,119

Total	$323,071	$303,336	$310,295

	As Of
Long-Lived Assets by Geographic Region	September 27, 2013	September 28, 2012
United States	$26,226	$23,939
International (2)	6,509	7,182

Total	$32,735	$31,121

(1)	No international countries represented greater than 10% of total revenue during the periods presented.
(2)	No international country or region represented greater than 10% of the total net long-lived assets as of the dates presented, other than the Asia-Pacific region, which accounted for 12%.

The following is a summary of customer concentrations as a percentage of total sales and accounts receivable as of and for the periods presented:

	Fiscal Years
Revenue	2013	2012	2011
Customer A	17%	18%	21%
Customer B	25%	16%	12%

Accounts Receivable	September 27, 2013	September 28, 2012
Customer A	18%	18%
Customer B	21%	18%

No other customer represented more than 10% of revenue or accounts receivable in the periods presented in the accompanying consolidated financial statements. In fiscal years 2013, 2012 and 2011, ten customers represented an aggregate of 59%, 55% and 61% of total revenue, respectively.